Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Numerator: Net loss allocable to Class A ordinary shares
Less: Allocation of net income to Class B ordinary shares		$ 1,984,177	$ (1,886,132)	$ (232,904)
Net loss	$ (7,948)	9,920,886	(4,901,560)	$ (1,035,380)
Proportionate share of net loss		$ 7,936,709	$ (3,015,428)
Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding		34,500,000	12,650,000	29,112,329
Basic and diluted net loss per share	$ 0	$ 0.23	$ (0.24)	$ (0.03)
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$ (7,948)	$ 9,920,886	$ (4,901,560)	$ (1,035,380)
Less: Allocation of net income to Class A ordinary shares	$ (7,948)	7,936,709	(3,015,428)	$ (802,476)
Proportionate share of net loss		7,936,709	(3,015,428)
Proportionate share of net loss		$ 1,984,177	$ (1,886,132)
Basic and diluted weighted average shares outstanding	7,500,000	8,625,000	7,912,500	8,449,315
Basic and diluted net loss per share	$ 0	$ 0.23	$ (0.24)	$ (0.03)
Common Class A [Member]
Numerator: Net loss allocable to Class A ordinary shares
Proportionate share of net loss	$ (7,948)			$ (802,476)
Numerator: Net loss allocable to Class B ordinary shares
Proportionate share of net loss	$ (7,948)			(802,476)
Common Class B [Member]
Numerator: Net loss allocable to Class A ordinary shares
Proportionate share of net loss				(232,904)
Numerator: Net loss allocable to Class B ordinary shares
Proportionate share of net loss				$ (232,904)